Earnings per common share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Earnings per Common Share (Table)

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Numerator
Net income attributable to Tsakos Energy Navigation Limited	$26,833	$76,386	$64,544	$130,422
Preferred share dividends Series E	(2,744)	(2,744)	(5,488)	(5,488)
Preferred share dividends Series F	(4,006)	(4,006)	(8,012)	(8,012)
Undistributed income allocated to non-vested restricted common stock	(313)	—	(513)	—
Net income attributable to common stockholders of Tsakos Energy Navigation Limited	19,770	69,636	50,531	116,922
Denominator
Weighted average number of shares basic and diluted	29,661,103	29,505,603	29,661,103	29,505,603
Earnings per share attributable to Tsakos Energy Navigation Limited, basic and diluted	$0.67	$2,36	$1.70	$3.96